Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade and other Payables [Abstract]
Trade Payables toTrade Suppliers	$ 963	$ 999
Number of Days for Average Payment Term	93 days
Balances on current accounts from customers	$ 0	$ 0